FORGIVENESS OF DEBT DISCLOSURE (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Sep. 09, 2021	Aug. 10, 2020
Foregiveness of debt		$ 255,493
Repayments of debts			$ 18,981	$ 28,128
Legal debt
Foregiveness of debt	$ 13,667	169,940
Chilean debt
Foregiveness of debt	$ 191	102,465
Note payable debt
Foregiveness of debt		34,030
Debt attributed to currency translation
Foregiveness of debt		$ 2,466